9. Net Loss per Share (Details 1) - shares	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Share Details
Stock options	10,000,000	5,000,000
Common stock warrants	29,518,403	15,105,329
Common stock issuable	729,328
Common stock issuable - warrants	729,328
Total	40,977,059	20,105,329
Total exercisable at December 31	34,097,059	15,105,329